FINANCIAL ASSETS AT FAIR VALUE (Tables)	9 Months Ended
Sep. 30, 2025
SCHEDULE OF FINANCIAL ASSETS AT FAIR VALUE

The reconciliation of the opening and closing fair value balance of financial instruments is provided below:

Financial assets at fair value	Level 1
USD in thousand
January 1, 2024	-
Purchases	-
Disposals	-
Gain (loss)	-
December 31, 2025	-

Purchases	24,605
Disposals	-
Gain (loss)	-
September 30, 2025	24,605